UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21619
Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium Income Fund (JPZ)
September 30, 2008

Shares	Description (1)				Value

	Common Stocks – 97.2%

	Aerospace & Defense – 2.5%

71,400	Boeing Company				$4,094,790
100,000	Honeywell International Inc.				4,155,000
32,182	Raytheon Company				1,722,059
89,400	United Technologies Corporation				5,369,364

	Total Aerospace & Defense				15,341,213

	Air Freight & Logistics – 0.3%

35,213	United Parcel Service, Inc., Class B				2,214,546

	Airlines – 0.2%

84,350	AMR Corporation, (2)				828,317
19,134	Continental Airlines, Inc., (2)				319,155

	Total Airlines				1,147,472

	Auto Components – 0.1%

21,000	American Axle and Manufacturing Holdings Inc.				112,560
30,296	Cooper Tire & Rubber				260,546

	Total Auto Components				373,106

	Automobiles – 0.4%

204,000	Ford Motor Company, (2)				1,060,800
110,142	General Motors Corporation				1,040,842
4,000	Harley-Davidson, Inc.				149,200

	Total Automobiles				2,250,842

	Beverages – 1.7%

111,103	Coca-Cola Company				5,875,127
67,177	PepsiCo, Inc.				4,787,705

	Total Beverages				10,662,832

	Biotechnology – 1.4%

50,643	Amgen Inc., (2)				3,001,611
21,483	Celgene Corporation, (2)				1,359,444
15,495	Genentech, Inc., (2)				1,374,097
63,427	Gilead Sciences, Inc., (2)				2,891,003

	Total Biotechnology				8,626,155

	Building Products – 0.1%

42,748	Masco Corporation				766,899

	Capital Markets – 3.0%

63,332	Charles Schwab Corporation				1,646,632
22,938	Goldman Sachs Group, Inc.				2,936,064
48,534	Jefferies Group, Inc.				1,087,162
177,861	JPMorgan Chase & Co.				8,306,109
19,500	Legg Mason, Inc.				742,170
26,500	Merrill Lynch & Co., Inc.				670,450
72,595	Morgan Stanley				1,669,685
59,400	Waddell & Reed Financial, Inc., Class A				1,470,150

	Total Capital Markets				18,528,422

	Chemicals – 2.3%

51,511	Dow Chemical Company				1,637,020
145,006	E.I. Du Pont de Nemours and Company				5,843,742
40,400	Eastman Chemical Company				2,224,424
42,998	Lubrizol Corporation				1,854,934
19,000	NL Industries Inc.				195,130
53,293	Olin Corporation				1,033,884
2,438	Potash Corporation of Saskatchewan				321,840
63,622	RPM International, Inc.				1,230,449

	Total Chemicals				14,341,423

	Commercial Banks – 5.5%

360,185	Bank of America Corporation				12,606,475
35,262	Comerica Incorporated				1,156,241
51,540	HSBC Holdings PLC, Sponsored ADR				4,165,978
47,788	Lloyds TSB Group PLC, Sponsored ADR				799,493
3,281	Toronto-Dominion Bank				200,108
39,483	TrustCo Bank Corporation NY				462,346
175,092	U.S. Bancorp				6,306,814
171,570	Wachovia Corporation				600,495
190,533	Wells Fargo & Company				7,150,703

	Total Commercial Banks				33,448,653

	Commercial Services & Supplies – 1.0%

3,800	Avery Dennison Corporation				169,024
90,141	Deluxe Corporation				1,297,129
3,809	Manpower Inc.				164,396
23,000	Pitney Bowes Inc.				764,980
6,100	Priceline.com Incorporated, (2)				417,423
8,500	R.R. Donnelley & Sons Company				208,505
42,509	Resources Connection, Inc., (2)				957,728
65,838	Waste Management, Inc.				2,073,239

	Total Commercial Services & Supplies				6,052,424

	Communications Equipment – 2.4%

18,403	ADTRAN, Inc.				358,674
8,994	Ciena Corporation, (2)				90,660
313,802	Cisco Systems, Inc., (2)				7,079,373
61,398	Corning Incorporated				960,265
11,875	JDS Uniphase Corporation, (2)				100,463
148,402	Motorola, Inc.				1,059,590
108,408	QUALCOMM Inc.				4,658,292
8,004	Research In Motion Limited, (2)				546,673

	Total Communications Equipment				14,853,990

	Computers & Peripherals – 4.1%

57,273	Apple, Inc., (2)				6,509,649
98,707	Dell Inc., (2)				1,626,691
94,079	EMC Corporation, (2)				1,125,185
133,549	Hewlett-Packard Company				6,175,306
77,871	International Business Machines Corporation (IBM)				9,107,792
10,613	McAfee Inc., (2)				360,417
33,400	Sun Microsystems Inc., (2)				253,840

	Total Computers & Peripherals				25,158,880

	Consumer Finance – 0.3%

67,197	Capitalsource Inc.				826,523
12,636	Discover Financial Services				174,630
5,500	MasterCard, Inc.				975,315

	Total Consumer Finance				1,976,468

	Containers & Packaging – 0.7%

65,543	Packaging Corp. of America				1,519,287
87,335	Sonoco Products Company				2,592,103

	Total Containers & Packaging				4,111,390

	Diversified Financial Services – 1.7%

289,785	Citigroup Inc.				5,943,490
8,700	CME Group, Inc.				3,232,137
30,707	New York Stock Exchange Euronext				1,203,100

	Total Diversified Financial Services				10,378,727

	Diversified Telecommunication Services – 3.6%

561,150	AT&T Inc.				15,667,307
2,019	FairPoint Communications Inc.				17,505
216,168	Frontier Communications Corporation				2,485,932
107,951	Verizon Communications Inc.				3,464,148
20,804	Windstream Corporation				227,596

	Total Diversified Telecommunication Services				21,862,488

	Electric Utilities – 1.6%

30,527	Ameren Corporation				1,191,469
34,781	Consolidated Edison, Inc.				1,494,192
26,923	Great Plains Energy Incorporated				598,229
60,787	OGE Energy Corp.				1,877,103
80,800	Pepco Holdings, Inc.				1,851,128
33,573	Progress Energy, Inc.				1,448,003
32,712	Southern Company				1,232,915

	Total Electric Utilities				9,693,039

	Electrical Equipment – 0.9%

122,241	Emerson Electric Company				4,986,210
14,000	Rockwell Automation, Inc.				522,760

	Total Electrical Equipment				5,508,970

	Electronic Equipment & Instruments – 0.0%

4,194	Garmin Limited				142,344

	Energy Equipment & Services – 2.9%

22,287	Diamond Offshore Drilling, Inc.				2,296,898
24,817	ENSCO International Incorporated				1,430,204
112,366	Halliburton Company				3,639,535
30,468	Patterson-UTI Energy, Inc.				609,969
81,576	Schlumberger Limited				6,370,270
18,961	Smith International, Inc.				1,111,873
46,500	Tidewater Inc.				2,574,240

	Total Energy Equipment & Services				18,032,989

	Food & Staples Retailing – 1.7%

22,609	Costco Wholesale Corporation				1,468,002
73,891	CVS Caremark Corporation				2,487,171
38,696	SUPERVALU INC.				839,703
97,241	Wal-Mart Stores, Inc.				5,823,763

	Total Food & Staples Retailing				10,618,639

	Food Products – 1.5%

173,705	Kraft Foods Inc.				5,688,839
30,912	Monsanto Company				3,059,670
57,000	Sara Lee Corporation				719,910

	Total Food Products				9,468,419

	Gas Utilities – 1.0%

28,977	AGL Resources Inc.				909,298
62,810	Atmos Energy Corporation				1,672,002
81,800	Nicor Inc.				3,627,830

	Total Gas Utilities				6,209,130

	Health Care Equipment & Supplies – 1.1%

54,691	Baxter International Inc.				3,589,370
15,916	Hologic Inc., (2)				307,656
3,415	Intuitive Surgical, Inc., (2)				822,947
35,536	Medtronic, Inc.				1,780,354

	Total Health Care Equipment & Supplies				6,500,327

	Health Care Providers & Services – 1.3%

33,767	Brookdale Senior Living Inc.				742,536
15,450	Coventry Health Care, Inc., (2)				502,898
6,787	Henry Schein Inc., (2)				365,412
83,690	Kindred Healthcare Inc., (2)				2,307,333
6,700	Mentor Corporation				159,862
88,646	UnitedHealth Group Incorporated				2,250,722
28,558	Wellpoint Inc., (2)				1,335,658

	Total Health Care Providers & Services				7,664,421

	Health Care Technology – 0.0%

5,583	Cerner Corporation, (2)				249,225

	Hotels, Restaurants & Leisure – 1.0%

17,000	Carnival Corporation				600,950
22,661	International Game Technology				389,316
3,272	Interval Leisure Group Inc., (2)				34,029
87,661	McDonald’s Corporation				5,408,684

	Total Hotels, Restaurants & Leisure				6,432,979

	Household Durables – 1.5%

4,100	Black & Decker Corporation				249,075
106,577	Newell Rubbermaid Inc.				1,839,519
12,400	Snap-on Incorporated				652,984
25,600	Stanley Works				1,068,544
105,743	Tupperware Corporation				2,921,679
29,254	Whirlpool Corporation				2,319,550

	Total Household Durables				9,051,351

	Household Products – 3.1%

53,200	Colgate-Palmolive Company				4,008,620
22,833	Kimberly-Clark Corporation				1,480,492
193,245	Procter & Gamble Company				13,467,243

	Total Household Products				18,956,355

	Industrial Conglomerates – 3.2%

7,126	3M Co.				486,777
656,066	General Electric Company				16,729,682
52,800	Genuine Parts Company				2,123,088
4,702	Siemens AG, Sponsored ADR				441,471

	Total Industrial Conglomerates				19,781,018

	Insurance – 2.5%

36,800	Allstate Corporation				1,697,216
158,387	American International Group, Inc.				527,429
24,591	Arthur J. Gallagher & Co.				631,005
208,366	Fidelity National Title Group Inc., Class A				3,062,980
12,500	Hartford Financial Services Group, Inc.				512,375
80,283	Lincoln National Corporation				3,436,915
72,500	Marsh & McLennan Companies, Inc.				2,302,600
46,000	Travelers Companies, Inc.				2,079,200
52,700	Unitrin, Inc.				1,314,338

	Total Insurance				15,564,058

	Internet & Catalog Retail – 0.4%

28,202	Amazon.com, Inc., (2)				2,051,978
3,272	Hosting Site Network, Inc., (2)				36,025
8,182	IAC/InterActiveCorp., (2)				141,549
3,272	Ticketmaster Online-Citysearch, Inc., (2)				35,109

	Total Internet & Catalog Retail				2,264,661

	Internet Software & Services – 1.9%

69,632	eBay Inc., (2)				1,558,364
17,417	Google Inc., Class A, (2)				6,975,857
158,937	United Online, Inc.				1,495,597
78,555	Yahoo! Inc., (2)				1,359,002

	Total Internet Software & Services				11,388,820

	IT Services – 0.9%

65,915	Automatic Data Processing, Inc.				2,817,866
6,564	Fidelity National Information Services				121,171
3,197	Lender Processing Services Inc.				97,572
62,662	Paychex, Inc.				2,069,726
34,100	Standard Register Company				335,885

	Total IT Services				5,442,220

	Leisure Equipment & Products – 0.2%

39,513	Eastman Kodak Company				607,710
7,900	Polaris Industries Inc.				359,371

	Total Leisure Equipment & Products				967,081

	Machinery – 2.0%

75,600	Caterpillar Inc.				4,505,760
7,568	Cummins Inc.				330,873
21,219	Deere & Company				1,050,341
13,600	Graco Inc.				484,296
16,555	Ingersoll Rand Company Limited, Class A				516,019
9,750	Parker Hannifin Corporation				516,750
57,827	SPX Corporation				4,452,679
12,000	Timken Company				340,200

	Total Machinery				12,196,918

	Media – 1.5%

44,982	CBS Corporation, Class B				655,838
127,812	Comcast Corporation, Class A				2,508,950
39,613	New York Times, Class A				566,070
26,741	Omnicom Group Inc.				1,031,133
182,679	Regal Entertainment Group, Class A				2,882,675
10,489	ValueClick, Inc., (2)				107,302
40,885	Walt Disney Company				1,254,761

	Total Media				9,006,729

	Metals & Mining – 1.0%

23,784	Alcoa Inc.				537,043
28,800	CONSOL Energy Inc.				1,321,632
32,000	Nucor Corporation				1,264,000
170,410	Southern Copper Corporation				3,251,423

	Total Metals & Mining				6,374,098

	Multiline Retail – 0.9%

13,000	Family Dollar Stores, Inc.				308,100
38,002	Federated Department Stores, Inc.				683,276
54,539	Nordstrom, Inc.				1,571,814
8,700	Sears Holding Corporation, (2)				813,450
41,660	Target Corporation				2,043,423

	Total Multiline Retail				5,420,063

	Multi-Utilities – 1.9%

125,900	Duke Energy Corporation				2,194,437
82,456	Integrys Energy Group, Inc.				4,117,853
29,095	National Fuel Gas Company				1,227,227
15,861	Northwestern Corporation				398,587
49,251	ONEOK, Inc.				1,694,234
64,378	Public Service Enterprise Group Incorporated				2,110,955

	Total Multi-Utilities				11,743,293

	Oil, Gas & Consumable Fuels – 9.7%

13,525	BP PLC, Sponsored ADR				678,549
167,900	Chevron Corporation				13,848,391
67,832	ConocoPhillips				4,968,694
14,859	Continental Resources Inc., (2)				582,919
10,017	EnCana Corporation				658,417
35,569	EOG Resources, Inc.				3,182,003
408,353	Exxon Mobil Corporation				31,712,689
43,228	Occidental Petroleum Corporation				3,045,413
6,924	Suncor Energy, Inc.				291,777
4,114	Total SA, Sponsored ADR				249,638
12,921	Valero Energy Corporation				391,506

	Total Oil, Gas & Consumable Fuels				59,609,996

	Paper & Forest Products – 0.5%

46,841	Weyerhaeuser Company				2,837,628

	Pharmaceuticals – 7.9%

113,136	Abbott Laboratories				6,514,371
245,602	Bristol-Myers Squibb Company				5,120,802
64,787	Eli Lilly and Company				2,852,572
17,216	GlaxoSmithKline PLC, Sponsored ADR				748,207
181,508	Johnson & Johnson				12,574,874
224,078	Merck & Co. Inc.				7,071,902
464,896	Pfizer Inc.				8,572,682
32,315	Sanofi-Aventis, Sponsored ADR				1,062,194
80,878	Schering-Plough Corporation				1,493,817
70,188	Wyeth				2,592,745

	Total Pharmaceuticals				48,604,166

	Real Estate Investment Trust – 2.3%

83,301	Ashford Hospitality Trust Inc.				337,369
46,493	Brandywine Realty Trust				745,283
65,884	CapLease Inc.				522,460
39,900	First Industrial Realty Trust, Inc.				1,144,332
39,146	Glimcher Realty Trust				408,684
21,000	Health Care REIT, Inc.				1,117,830
49,761	Healthcare Realty Trust, Inc.				1,450,533
96,015	Hospitality Properties Trust				1,970,228
116,913	HRPT Properties Trust				805,531
78,791	Lexington Corporate Properties Trust				1,356,781
26,149	Liberty Property Trust				984,510
17,263	Medical Properties Trust Inc.				195,935
42,953	Nationwide Health Properties, Inc.				1,545,449
27,000	Senior Housing Properties Trust				643,410
11,215	Sun Communities Inc.				222,169
61,650	U-Store-It Trust				756,446

	Total Real Estate Investment Trust				14,206,950

	Road & Rail – 0.7%

20,459	Burlington Northern Santa Fe Corporation				1,891,025
14,239	Norfolk Southern Corporation				942,764
19,766	Union Pacific Corporation				1,406,549

	Total Road & Rail				4,240,338

	Semiconductors & Equipment – 2.2%

26,657	Analog Devices, Inc.				702,412
113,228	Applied Materials, Inc.				1,713,140
46,600	Broadcom Corporation, Class A, (2)				868,158
276,691	Intel Corporation				5,182,422
16,140	Intersil Holding Corporation, Class A				267,601
10,165	Lam Research Corporation, (2)				320,096
44,326	Microchip Technology Incorporated				1,304,514
24,800	National Semiconductor Corporation				426,808
33,400	NVIDIA Corporation, (2)				357,714
115,500	Texas Instruments Incorporated				2,483,250

	Total Semiconductors & Equipment				13,626,115

	Software – 3.8%

48,441	Adobe Systems Incorporated, (2)				1,911,966
17,598	Akamai Technologies, Inc., (2)				306,909
15,237	Autodesk, Inc., (2)				511,201
36,768	Cognizant Technology Solutions Corporation, Class A, (2)				839,413
488,936	Microsoft Corporation				13,049,702
259,505	Oracle Corporation, (2)				5,270,547
10,500	Salesforce.com, Inc., (2)				508,200
26,139	VeriSign, Inc., (2)				681,705

	Total Software				23,079,643

	Specialty Retail – 1.5%

27,715	Abercrombie & Fitch Co., Class A				1,093,357
46,762	American Eagle Outfitters, Inc.				713,121
52,479	Best Buy Co., Inc.				1,967,963
82,758	Home Depot, Inc.				2,142,605
51,450	Limited Brands, Inc.				891,114
55,524	Lowe’s Companies, Inc.				1,315,364
5,000	Tiffany & Co.				177,600
20,462	TJX Companies, Inc.				624,500

	Total Specialty Retail				8,925,624

	Textiles, Apparel & Luxury Goods – 0.4%

14,359	Cherokee Inc.				315,611
27,238	VF Corporation				2,105,770

	Total Textiles, Apparel & Luxury Goods				2,421,381

	Thrifts & Mortgage Finance – 0.2%

60,610	New York Community Bancorp, Inc.				1,017,642
545	Tree.com Inc., (2)				2,627

	Total Thrifts & Mortgage Finance				1,020,269

	Tobacco – 2.7%

196,835	Altria Group, Inc.				3,905,206
213,047	Philip Morris International				10,247,561
31,534	Reynolds American Inc.				1,533,183
37,952	Vector Group Ltd.				670,232

	Total Tobacco				16,356,182

	Wireless Telecommunication Services – 0.0%

24,054	USA Mobility Inc., (2)				264,594

	Total Common Stocks (cost $567,089,182)				595,965,963

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 5.6%

$34,058	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/08, repurchase price $34,057,606, collateralized by $29,630,000 U.S. Treasury Bonds, 5.500%, due 8/15/28, value $34,741,175	0.100%	10/01/08		$34,057,511

	Total Short-Term Investments (cost $34,057,511)				34,057,511

	Total Investments (cost $601,146,693) – 102.8%				630,023,474

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Call Options Written – (0.8)% (4)

(671)	S&P 500 Index	$ (83,875,000)	10/18/08	$1,250	$(637,450)
(617)	S&P 500 Index	(78,667,500)	10/18/08	1,275	(327,010)
(558)	S&P 500 Index	(72,540,000)	10/18/08	1,300	(153,450)
(700)	S&P 500 Index	(92,750,000)	10/18/08	1,325	(94,500)
(665)	S&P 500 Index	(83,125,000)	11/22/08	1,250	(1,552,775)
(560)	S&P 500 Index	(71,400,000)	11/22/08	1,275	(912,800)
(614)	S&P 500 Index	(79,820,000)	11/22/08	1,300	(675,400)
(665)	S&P 500 Index	(88,112,500)	11/22/08	1,325	(472,150)

(5,050)	Total Call Options Written (premiums received $18,971,372)	(650,290,000)			(4,825,535)

	Other Assets Less Liabilities – (2.0)%				(12,440,987)

	Net Assets – 100%				$612,756,952

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$630,023,474	$–	$–	$630,023,474
Call options written	(4,825,535)	–	–	(4,825,535)

Total	$625,197,939	$–	$–	$625,197,939

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2008, the cost of investments was $601,146,721.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$100,017,303
Depreciation	(71,140,550)

Net unrealized appreciation (depreciation) of investments	$28,876,753

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Equity Premium Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2008

*	Print the name and title of each signing officer under his or her signature.